Condensed Consolidating Information (Tables) (Aviv Healthcare Properties Limited Partnership and Subsidiaries)	12 Months Ended
Dec. 31, 2012
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Consolidating Financial Statements

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2012

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Net real estate investments	$53,750	$731,036,359	$197,221,045	$55,149,862	$—	$983,461,016
Cash and cash equivalents	16,869,495	(1,746,141)	(68,241)	479,260	—	15,534,373
Deferred financing costs, net	8,964,976	—	5,672,918	13,371	—	14,651,265
Other	15,737,837	50,372,586	14,120,937	3,308,680	—	83,540,040
Investment in and due from related parties, net	711,027,894	—	—	—	(711,027,894)	—

Total assets	$752,653,952	$779,662,804	$216,946,659	$58,951,173	$(711,027,894)	$1,097,186,694

Liabilities and equity
Secured notes payable and other debt	$403,180,433	$—	$280,506,139	$21,466,843	$—	$705,153,415
Due to related parties	7,542,333	—	5,912	—	—	7,548,245
Tenant security and escrow deposits	50,000	14,202,777	3,560,361	465,034	—	18,278,172
Accounts payable and accrued expenses	13,702,409	6,152,923	3,988,102	364,380	—	24,207,814
Other liabilities	7,677,280	9,090,462	4,729,809	—	—	21,497,551

Total liabilities	432,152,455	29,446,162	292,790,323	22,296,257	—	776,685,197
Total equity	320,501,497	750,216,642	(75,843,664)	36,654,916	(711,027,894)	320,501,497

Total liabilities and equity	$752,653,952	$779,662,804	$216,946,659	$58,951,173	$(711,027,894)	$1,097,186,694

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2011

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Net real estate investments	$—	$606,845,986	$192,578,582	$23,163,171	$—	$822,587,739
Cash and cash equivalents	42,354,896	(2,874,571)	242,153	(518,751)	—	39,203,727
Deferred financing costs, net	7,777,902	—	5,335,606	28,822	—	13,142,330
Other	16,119,370	45,436,106	13,050,469	223,220	—	74,829,165
Investment in and due from related parties, net	541,083,875	54,544,148	(375,955,067)	(7,429,077)	(212,243,879)	—

Total assets	$607,336,043	$703,951,669	$(164,748,257)	$15,467,385	$(212,243,879)	$949,762,961

Liabilities and equity
Secured notes payable and other debt	$302,552,127	$—	$284,159,963	$13,761,488	$—	$600,473,578
Due to related parties	6,726,541	—	—	—	—	6,726,541
Tenant security and escrow deposits	385,000	11,657,191	3,471,445	226,281	—	15,739,917
Accounts payable and accrued expenses	9,476,684	4,642,499	3,313,960	691,024	—	18,124,167
Other liabilities	40,937,725	10,898,071	9,604,996	—	—	61,440,792

Total liabilities	360,078,077	27,197,761	300,550,364	14,678,793	—	702,504,995
Total equity	247,257,966	676,753,908	(465,298,621)	788,592	(212,243,879)	247,257,966

Total liabilities and equity	$607,336,043	$703,951,669	$(164,748,257)	$15,467,385	$(212,243,879)	$949,762,961

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2012

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$86,328,617	$28,137,178	$2,943,827	$—	$117,409,622
Interest on secured loans	1,490,189	2,801,878	341,409	—	—	4,633,476
Interest and other income	3,676	963,190	162,014	78	—	1,128,958

Total revenues	1,493,865	90,093,685	28,640,601	2,943,905	—	123,172,056

Expenses
Interest expense	30,109,091	—	20,148,411	725,225	—	50,982,727
Depreciation and amortization	—	20,553,803	5,599,734	738,274	—	26,891,811
General and administrative	6,433,853	360,687	9,662,674	48,799	—	16,506,013
Transaction costs	4,170,855	1,664,934	488,817	383,197	—	6,707,803
Loss on impairment	—	11,116,862	—	—	—	11,116,862
Reserve for uncollectible secured loan receivables	6,531,506	—	—	—	—	6,531,506
Loss on extinguishment of debt	—	—	28,244	—	—	28,244
Other expenses	—	—	400,353	—	—	400,353

Total expenses	47,245,305	33,696,286	36,328,233	1,895,495	—	119,165,319

Income before discontinued operations	(45,751,440)	56,397,399	(7,687,632)	1,048,410	—	4,006,737
Discontinued operations	—	331,589	—	4,255,103	—	4,586,692

Net (loss) income	(45,751,440)	56,728,998	(7,687,632)	5,303,513	—	8,593,429

Equity in income (loss) of subsidiaries	54,344,869	—	—	—	(54,344,869)	—

Net income (loss) allocable to common units	$8,593,429	$56,728,998	$(7,687,632)	$5,303,513	$(54,344,869)	$8,593,429

Unrealized (loss) on derivative instruments	—	—	(475,990)	—	—	(475,990)

Total comprehensive income (loss)	$8,593,429	$56,728,998	$(8,163,622)	$5,303,513	$(54,344,869)	$8,117,439

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2011

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$70,048,393	$19,578,025	$1,385,140	$—	$91,011,558
Interest on secured loans	2,234,012	2,652,048	307,084	—	—	5,193,144
Interest and other income	18,226	817,984	7,584	—	—	843,794

Total revenues	2,252,238	73,518,425	19,892,693	1,385,140	—	97,048,496

Expenses
Interest expense	20,458,737	—	17,743,684	464,434	—	38,666,855
Depreciation and amortization	—	16,110,741	3,832,935	328,086	—	20,271,762
General and administrative	4,116,570	192,053	7,109,779	4,005	—	11,422,407
Transaction costs	1,398,566	2,968,001	1,126,532	—	—	5,493,099
Loss on impairment	—	5,232,805		—	—	5,232,805
Reserve for uncollectible secured loan receivables	1,426,149	86,156	—	—	—	1,512,305
Gain on sale of assets, net	—	(1,170,991)	—	—	—	(1,170,991)
Loss on extinguishment of debt	—	—	3,806,513	—	—	3,806,513
Other expenses	—	—	266,902	—	—	266,902

Total expenses	27,400,022	23,418,765	33,886,345	796,525	—	85,501,657

Income before discontinued operations	(25,147,784)	50,099,660	(13,993,652)	588,615	—	11,546,839
Discontinued operations	—	(84,060)	—	(149,655)	—	(233,715)

Net (loss) income	(25,147,784)	50,015,600	(13,993,652)	438,960	—	11,313,124

Equity in income (loss) of subsidiaries	36,460,908	—	—	—	(36,460,908)	—

Net income (loss) allocable to common units	$11,313,124	$50,015,600	$(13,993,652)	$438,960	$(36,460,908)	$11,313,124

Unrealized (loss) on derivative instruments	—	—	(7,391,774)	—	—	(7,391,774)

Total comprehensive income (loss)	$11,313,124	$50,015,600	$(21,385,426)	$438,960	$(36,460,908)	$3,921,350

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2010

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$68,569,614	$15,296,545	$230,857	$—	$84,097,016
Interest on secured loans	1,384,731	3,466,369	320,871	—	—	5,171,971
Interest and other income	20,132	110,199	2,955	—	—	133,286

Total revenues	1,404,863	72,146,182	15,620,371	230,857	—	89,402,273

Expenses
Interest expense	305,547	1,602,024	21,744,221	77,961	—	23,729,753
Depreciation and amortization	—	14,231,235	2,960,457	54,681	—	17,246,373
General and administrative	3,576,085	419,392	5,816,045	11,125	—	9,822,647
Transaction costs	101,007	593,296	882,624	1,298	—	1,578,225
Loss on impairment	—	96,000	—	—	—	96,000
Reserve for uncollectible secured loan receivables	750,000	—	—	—	—	750,000
Change in fair value of derivatives	—	—	(2,931,309)	—	—	(2,931,309)
Gain on sale of assets, net	—	(511,553)	—	—	—	(511,553)
Loss on extinguishment of debt	14,900	1,338,175	942,487	—	—	2,295,562

Total expenses	4,747,539	17,768,569	29,414,525	145,065	—	52,075,698

Income before discontinued operations	(3,342,676)	54,377,613	(13,794,154)	85,792	—	37,326,575
Discontinued operations	—	729,723	—	(73,578)	—	656,145

Net (loss) income	(3,342,676)	55,107,336	(13,794,154)	12,214	—	37,982,720

Distributions and accretion on Class E Preferred Units	(17,371,893)	—	—	—	—	(17,371,893)
Net income attributable to noncontrolling interests	(241,622)	—	—	—	—	(241,622)
Equity in income (loss) of subsidiaries	41,325,396	—	—	—	(41,325,396)	—

Net income (loss) allocable to common units	$20,369,205	$55,107,336	$(13,794,154)	$12,214	$(41,325,396)	$20,369,205

Unrealized (loss) on derivative instruments	—	—	4,094,432	—	—	4,094,432

Total comprehensive income (loss)	$20,369,205	$55,107,336	$(9,699,722)	$12,214	$(41,325,396)	$24,463,637

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2012

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(152,296,994)	$157,730,092	$16,304,105	$22,055,287	$—	$43,792,490
Investing activities
Purchase of real estate investments	—	(135,888,561)	(4,800,000)	(32,177,037)	—	(172,865,598)
Sale of real estate investments	—	14,775,005	—	17,157,976	—	31,932,981
Capital improvements	(53,750)	(8,094,783)	(5,342,126)	(66,936)	—	(13,557,595)
Development projects	—	(25,382,304)	(333,683)	(2,259,634)	—	(27,975,621)
Secured loan receivables received from others	12,754,973	1,425,360	451,862	—	—	14,632,195
Secured loan receivables funded to others	(13,064,531)	(3,436,379)	(355,636)	—	—	(16,856,546)

Net cash provided by (used in) investing activities	(363,308)	(156,601,662)	(10,379,583)	(17,345,631)	—	(184,690,184)
Financing activities
Borrowings of debt	101,000,000	—	164,224,200	2,536,894	—	267,761,094
Repayment of debt	—	—	(167,878,024)	(6,248,539)	—	(174,126,563)
Payment of financing costs	(2,562,303)	—	(2,581,092)	—	—	(5,143,395)
Deferred contribution	—	—	—	—	—	—
Capital contributions	109,000,000	—	—	—	—	109,000,000
Cost of raising capital	(35,000,000)	—	—	—	—	(35,000,000)
Cash distributions to partners	(45,262,796)	—	—	—	—	(45,262,796)

Net cash provided by (used in) financing activities	127,174,901	—	(6,234,916)	(3,711,645)	—	117,228,340

Net decrease in cash and cash equivalents	(25,485,401)	1,128,430	(310,394)	998,011	—	(23,669,354)
Cash and cash equivalents:
Beginning of period	42,354,896	(2,874,571)	242,153	(518,751)	—	39,203,727

End of period	$16,869,495	$(1,746,141)	$(68,241)	$479,260	—	$15,534,373

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(293,472,178)	$109,600,603	$234,041,995	$260,597	$—	$50,431,017
Investing activities
Purchase of real estate investments	—	(98,048,063)	(83,166,138)	—	—	(181,214,201)
Sale of real estate investments	—	1,510,000	—	—	—	1,510,000
Capital improvements	—	(5,342,171)	(4,021,616)	—	—	(9,363,787)
Development projects	—	(15,990,400)	—	(5,415,747)	—	(21,406,147)
Secured loan receivables received from others	(68,778)	12,344,043	2,062,446	—	—	14,337,711
Secured loan receivables funded to others	(2,700,000)	(7,809,045)	(410,742)	—	—	(10,919,787)

Net cash provided by (used in) investing activities	(2,768,778)	(113,335,686)	(85,536,050)	(5,415,747)	—	(207,056,211)
Financing activities
Borrowings of debt	302,750,000	—	97,416,570	4,761,462	—	404,928,032
Repayment of debt	—	—	(244,727,948)	(104,549)	—	(244,832,497)
Payment of financing costs	(8,593,540)	—	(1,000,564)	(13,600)	—	(9,607,704)
Deferred contribution	35,000,000	—	—	—	—	35,000,000
Capital contributions	40,419,757	—	—	—	—	40,419,757
Cost of raising capital	—	—	—	—	—	—
Cash distributions to partners	(43,107,141)	—	—	—	—	(43,107,141)

Net cash provided by (used in) financing activities	326,469,076	—	(148,311,942)	4,643,313	—	182,800,447

Net decrease in cash and cash equivalents	30,228,120	(3,735,033)	194,003	(511,837)	—	26,175,253
Cash and cash equivalents:
Beginning of period	12,126,776	860,462	48,150	(6,914)	—	13,028,474

End of period	$42,354,896	$(2,874,571)	$242,153	$(518,751)	—	$39,203,727

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2010

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(70,625,627)	$69,916,138	$51,865,757	$3,523,988	$—	$54,680,256
Investing activities
Purchase of real estate investments	—	(31,095,224)	(12,288,819)	(11,500,000)	—	(54,884,043)
Sale of real estate investments	—	4,085,825	—	—	—	4,085,825
Payment of earn-out provision for previously acquired real estate investments	—	—	(9,600,731)	—	—	(9,600,731)
Capital improvements	—	(4,527,853)	(1,122,944)	—	—	(5,650,797)
Development projects	—	(1,121,292)	—	(1,111,041)	—	(2,232,333)
Secured loan receivables received from others	5,917,739	2,890,464	478,067	—	—	9,286,270
Secured loan receivables funded to others	(8,652,165)	(7,032,822)	(435,851)	—	—	(16,120,838)

Net cash provided by (used in) investing activities	(2,734,426)	(36,800,902)	(22,970,278)	(12,611,041)	—	(75,116,647)
Financing activities
Borrowings of debt	—	—	433,677,230	9,112,340	—	442,789,570
Repayment of debt	(12,000,000)	(36,665,702)	(433,849,223)	(7,765)	—	(482,522,690)
Payment of financing costs	(100,000)	—	(10,443,495)	(24,436)	—	(10,567,931)
Payment for swap termination	—	—	(3,380,160)	—	—	(3,380,160)
Capital contributions	223,866,121	—	—	—	—	223,866,121
Redemption of Class E Preferred Units and warrants	(92,001,451)	—	—	—		(92,001,451)
Redemption of Class F Units	—	—	(23,602,649)	—	—	(23,602,649)
Cash distributions to partners	(34,534,439)	—	(2,124,013)	—	—	(36,658,452)

Net cash provided by (used in) financing activities	85,230,231	(36,665,702)	(39,722,310)	9,080,139	—	17,922,358

Net decrease in cash and cash equivalents	11,870,178	(3,550,466)	(10,826,831)	(6,914)	—	(2,514,033)
Cash and cash equivalents:
Beginning of period	256,598	4,410,928	10,874,981	—	—	15,542,507

End of period	$12,126,776	$860,462	$48,150	$(6,914)	$—	$13,028,474

Aviv Healthcare Properties Limited Partnership and Subsidiaries

Condensed Consolidating Balance Sheet

As of June 30, 2013

(unaudited)

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Net real estate investments	$51,062	$729,038,969	$195,330,213	$83,739,437	$—	$1,008,159,681
Cash and cash equivalents	15,800,963	(1,356,813)	(39,192)	614,751	—	15,019,709
Deferred financing costs, net	8,239,927	—	4,813,397	14,105	—	13,067,429
Other	13,510,727	54,968,199	14,323,021	3,829,384	—	86,631,331
Investment in and due from related parties, net	959,869,614	—	—	—	(959,869,614)	—

Total assets	$997,472,293	$782,650,355	$214,427,439	$88,197,677	$(959,869,614)	$1,122,878,150

Liabilities and equity
Secured notes payable and other debt	$402,971,100	$—	$80,000,000	$13,769,102	$—	$496,740,202
Due to related parties	—	—	—	—	—	—
Tenant security and escrow deposits	—	12,781,430	3,341,483	1,054,897	—	17,177,810
Accounts payable and accrued expenses	12,789,236	2,994,814	1,651,083	682,473	—	18,117,606
Other liabilities	317,740	8,235,281	895,294	—	—	9,448,315

Total liabilities	416,078,076	24,011,525	85,887,860	15,506,472	—	541,483,933
Total equity	581,394,217	758,638,830	128,539,579	72,691,205	(959,869,614)	581,394,217

Total liabilities and equity	$997,472,293	$782,650,355	$214,427,439	$88,197,677	$(959,869,614)	$1,122,878,150

Aviv Healthcare Properties Limited Partnership and Subsidiaries

Condensed Consolidating Balance Sheet

As of December 31, 2012

(unaudited)

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Net real estate investments	$53,750	$731,036,359	$197,221,045	$55,149,862	$—	$983,461,016
Cash and cash equivalents	16,869,495	(1,746,141)	(68,241)	479,260	—	15,534,373
Deferred financing costs, net	8,964,976	—	5,672,918	13,371	—	14,651,265
Other	15,737,837	50,372,586	14,120,937	3,308,680	—	83,540,040
Investment in and due from related parties, net	711,027,894	—	—	—	(711,027,894)	—

Total assets	$752,653,952	$779,662,804	$216,946,659	$58,951,173	$(711,027,894)	$1,097,186,694

Liabilities and equity
Secured notes payable and other debt	$403,180,433	—	$280,506,139	$21,466,843	$—	$705,153,415
Due to related parties	7,542,333	—	5,912	—	—	7,548,245
Tenant security and escrow deposits	50,000	14,202,777	3,560,361	465,034	—	18,278,172
Accounts payable and accrued expenses	13,702,409	6,152,923	3,988,102	364,380	—	24,207,814
Other liabilities	7,677,280	9,090,462	4,729,809	—	—	21,497,551

Total liabilities	432,152,455	29,446,162	292,790,323	22,296,257	—	776,685,197
Total equity	320,501,497	750,216,642	(75,843,664)	36,654,916	(711,027,894)	320,501,497

Total liabilities and equity	$752,653,952	$779,662,804	$216,946,659	$58,951,173	$(711,027,894)	$1,097,186,694

Aviv Healthcare Properties Limited Partnership and Subsidiaries

Condensed Consolidating Statement of Operations and Comprehensive Income

For the Three Months Ended June 30, 2013

(unaudited)

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$24,730,853	$7,274,076	$1,869,018	$—	$33,873,947
Interest on secured loans and financing lease	295,684	714,301	72,490	—	—	1,082,475
Interest and other income	4,152	71,854	851	45	—	76,902

Total revenues	299,836	25,517,008	7,347,417	1,869,063	—	35,033,324
Expenses
Interest expense	8,007,895	—	1,176,384	198,357	—	9,382,636
Depreciation and amortization	1,344	6,185,776	1,452,775	459,426	—	8,099,321
General and administrative	928,363	53,389	2,513,488	47,126	—	3,542,366
Transaction costs	117,269	119,913	1,050	125,837	—	364,069
Reserve for uncollectible secured loan and other receivables	(9,594)	—	25,168	—	—	15,574
Loss on sale of assets, net	—	224,824	—	—	—	224,824

Total expenses	9,045,277	6,583,902	5,168,865	830,746	—	21,628,790

(Loss) income from continuing operations	(8,745,441)	18,933,106	2,178,552	1,038,317	—	13,404,534
Discontinued operations	—	—	—	—	—	—

Net (loss) income	(8,745,441)	18,933,106	2,178,552	1,038,317	—	13,404,534

Equity in income (loss) of subsidiaries	22,149,975	—	—	—	(22,149,975)	—

Net income (loss) allocable to units	$13,404,534	$18,933,106	$2,178,552	$1,038,317	$(22,149,975)	$13,404,534

Aviv Healthcare Properties Limited Partnership and Subsidiaries

Condensed Consolidating Statement of Operations and Comprehensive Income

For the Three Months Ended June 30, 2012

(unaudited)

		Unencumbered Subsidiary	Encumbered Subsidiary	Non-Guarantor
	Issuers	Guarantors	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$23,596,837	$7,407,842	$409,642	$—	$31,414,321
Interest on secured loans and financing lease	525,462	723,676	88,054	—	—	1,337,192
Interest and other income	197	61,387	307	—	—	61,891

Total revenues	525,659	24,381,900	7,496,203	409,642	—	32,813,404
Expenses
Interest expense	8,015,063	—	4,680,010	138,704	—	12,833,777
Depreciation and amortization	—	5,272,540	1,393,553	113,356	—	6,779,449
General and administrative	1,270,940	136,469	2,187,504	8,628	—	3,603,541
Transaction costs	714,942	704,558	86,768	35,920	—	1,542,188
Loss on impairment of assets	—	3,679,657	—	—	—	3,679,657
Reserve for uncollectible secured loan and other receivables	3,374,637	1,659,016	45,139	280	—	5,079,072
Other expenses	—	—	100,088	—	—	100,088

Total expenses	13,375,582	11,452,240	8,493,062	296,888	—	33,617,772

(Loss) income from continuing operations	(12,849,923)	12,929,660	(996,859)	112,754	—	(804,368)
Discontinued operations	—	112,210	—	4,304,757	—	4,416,967

Net (loss) income	(12,849,923)	13,041,870	(996,859)	4,417,511	—	3,612,599

Equity in income (loss) of subsidiaries	16,462,522	—	—	—	(16,462,522)	—

Net income (loss) allocable to units	$3,612,599	$13,041,870	$(996,859)	$4,417,511	$(16,462,522)	$3,612,599

Unrealized loss on derivative instruments	—	—	(573,164)	—	—	(573,164)

Total comprehensive income (loss)	$3,612,599	$13,041,870	$(1,570,023)	$4,417,511	$(16,462,522)	$3,039,435

Aviv Healthcare Properties Limited Partnership and Subsidiaries

Condensed Consolidating Statement of Operations and Comprehensive Income

For the Six Months Ended June 30, 2013

(unaudited)

		Unencumbered Subsidiary	Encumbered Subsidiary	Non-Guarantor
	Issuers	Guarantors	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$49,567,192	$14,564,994	$3,381,460	$—	$67,513,646
Interest on secured loans and financing lease	573,800	1,403,393	163,921	—	—	2,141,114
Interest and other income	4,327	73,248	1,254	83	—	78,912

Total revenues	578,127	51,043,833	14,730,169	3,381,543	—	69,733,672
Expenses
Interest expense	16,015,717	—	6,215,373	496,963	—	22,728,053
Depreciation and amortization	2,688	12,356,055	2,894,532	844,189	—	16,097,464
General and administrative	12,320,541	110,572	4,937,596	63,692	—	17,432,401
Transaction costs	181,697	234,383	1,050	129,593	—	546,723
Reserve for uncollectible secured loan and other receivables	(9,594)	(10,557)	49,932	—	—	29,781
Gain on sale of assets, net	—	(39,177)	—	—	—	(39,177)
Loss on extinguishment of debt	—	—	10,974,196	—	—	10,974,196

Total expenses	28,511,049	12,651,276	25,072,679	1,534,437	—	67,769,441

(Loss) income from continuing operations	(27,932,922)	38,392,557	(10,342,510)	1,847,106	—	1,964,231
Discontinued operations	—	—	—	—	—	—

Net (loss) income	(27,932,922)	38,392,557	(10,342,510)	1,847,106	—	1,964,231

Equity in income (loss) of subsidiaries	29,897,153	—	—	—	(29,897,153)	—

Net income (loss) allocable to units	$1,964,231	$38,392,557	$(10,342,510)	$1,847,106	$(29,897,153)	$1,964,231

Aviv Healthcare Properties Limited Partnership and Subsidiaries

Condensed Consolidating Statement of Operations and Comprehensive Income

For the Six Months Ended June 30, 2012

(unaudited)

		Unencumbered Subsidiary	Encumbered Subsidiary	Non-Guarantor
	Issuers	Guarantors	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues
Rental income	$—	$44,289,496	$14,276,901	$763,187	$—	$59,329,584
Interest on secured loans and financing lease	1,078,193	1,431,470	173,651	—	—	2,683,314
Interest and other income	3,283	64,721	307	—	—	68,311

Total revenues	1,081,476	45,785,687	14,450,859	763,187	—	62,081,209
Expenses
Interest expense	14,075,211	—	10,458,726	253,894	—	24,787,831
Depreciation and amortization	—	9,816,925	2,764,719	195,378	—	12,777,022
General and administrative	2,744,838	168,324	4,536,384	8,630	—	7,458,176
Transaction costs	1,010,295	985,460	188,957	35,920	—	2,220,632
Loss on impairment of assets	—	4,378,858	—	—	—	4,378,858
Reserve for uncollectible secured loan and other receivables	3,474,989	1,659,015	81,794	508	—	5,216,306
Other expenses	—	—	200,177	—	—	200,177

Total expenses	21,305,333	17,008,582	18,230,757	494,330	—	57,039,002

(Loss) income from continuing operations	(20,223,857)	28,777,105	(3,779,898)	268,857	—	5,042,207
Discontinued operations	—	331,589	—	4,255,104	—	4,586,693

Net (loss) income	(20,223,857)	29,108,694	(3,779,898)	4,523,961	—	9,628,900

Equity in income (loss) of subsidiaries	29,852,757	—	—	—	(29,852,757)	—

Net income (loss) allocable to units	$9,628,900	$29,108,694	$(3,779,898)	$4,523,961	$(29,852,757)	$9,628,900

Unrealized loss on derivative instruments	—	—	(781,492)	—	—	(781,492)

Total comprehensive income (loss)	$9,628,900	$29,108,694	$(4,561,390)	$4,523,961	$(29,852,757)	$8,847,408

Aviv Healthcare Properties Limited Partnership and Subsidiaries

Condensed Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2013

(unaudited)

		Unencumbered Subsidiary	Encumbered Subsidiary	Non-Guarantor
	Issuers	Guarantors	Guarantors	Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(233,399,474)	$13,463,332	$210,220,445	$36,916,038	$—	$27,200,341
Investing activities
Purchase of real estate investments	—	—	—	(28,026,000)	—	(28,026,000)
Sale of real estate investments	—	2,605,597	—	—	—	2,605,597
Capital improvements	350	(6,951,522)	(766,829)	(198,115)	—	(7,916,116)
Development projects	—	(7,150,444)	(50,777)	(896,639)	—	(8,097,860)
Secured loan receivables received from others	1,580,334	604,180	176,011	—	—	2,360,525
Secured loan receivables funded to others	(369,864)	(2,181,815)	(155,704)	—	—	(2,707,383)

Net cash provided by (used in) investing activities	1,210,820	(13,074,004)	(797,299)	(29,120,754)	—	(41,781,237)
Financing activities
Borrowings of debt	—	—	145,000,000	—	—	145,000,000
Repayment of debt	—	—	(345,506,139)	(7,658,818)	—	(353,164,957)
Payment of financing costs	—	—	(5,281,958)	(975)	—	(5,282,933)
Payment for swap termination	—	—	(3,606,000)	—	—	(3,606,000)
Capital contributions	425,149	—	—	—	—	425,149
Initial public offering proceeds	303,600,000	—	—	—	—	303,600,000
Cost of raising capital	(25,387,224)	—	—	—	—	(25,387,224)
Cash distributions to partners	(47,517,803)	—	—	—	—	(47,517,803)

Net cash provided by (used in) financing activities	231,120,122	—	(209,394,097)	(7,659,793)	—	14,066,232

Net (decrease) increase in cash and cash equivalents	(1,068,532)	389,328	29,049	135,491	—	(514,664)
Cash and cash equivalents:
Beginning of period	16,869,495	(1,746,141)	(68,241)	479,260	—	15,534,373

End of period	$15,800,963	$(1,356,813)	$(39,192)	$614,751	$—	$15,019,709

Aviv Healthcare Properties Limited Partnership and Subsidiaries

Condensed Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2012

(unaudited)

	Issuers	Unencumbered Subsidiary Guarantors	Encumbered Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(148,522,190)	$105,464,686	$67,229,677	$(6,323,844)	$—	$17,848,329
Investing activities
Purchase of real estate investments	—	(99,171,000)	(4,800,000)	(4,540,206)	—	(108,511,206)
Sale of real estate investments	—	13,806,873	—	16,735,771	—	30,542,644
Capital improvements	—	(3,562,065)	(2,762,894)	—	—	(6,324,959)
Development projects	—	(12,891,186)	—	(1,508,405)	—	(14,399,591)
Secured loan receivables received from others	2,571,657	850,381	281,971	—	—	3,704,009
Secured loan receivables funded to others	(2,163,720)	(1,742,943)	(28,660)	—	—	(3,935,323)

Net cash provided by (used in) investing activities	407,937	(102,709,940)	(7,309,583)	10,687,160	—	(98,924,426)
Financing activities
Borrowings of debt	101,000,000	—	87,504,200	2,536,894	—	191,041,094
Repayment of debt	—	—	(145,100,212)	(6,124,390)	—	(151,224,602)
Payment of financing costs	(2,539,196)	—	(2,581,092)	—	—	(5,120,288)
Capital contributions	75,000,000	—	—	—	—	75,000,000
Deferred contribution	(35,000,000)	—	—	—	—	(35,000,000)
Cash distributions to partners	(22,220,232)	—	—	—	—	(22,220,232)

Net cash provided by (used in) financing activities	116,240,572	—	(60,177,104)	(3,587,496)	—	52,475,972

Net (decrease) increase in cash and cash equivalents	(31,873,681)	2,754,746	(257,010)	775,820	—	(28,600,125)
Cash and cash equivalents:
Beginning of period	42,354,896	(2,874,571)	242,153	(518,751)	—	39,203,727

End of period	$10,481,215	$(119,825)	$(14,857)	$257,069	$—	$10,603,602